HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
HEDGING ACTIVITIES

NOTE 9:HEDGING ACTIVITIES

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar, but are not designated as an accounting hedge. The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in NIS, Euro and GBP.

As of December 31, 2019 and 2020, the notional amounts of the Company’s outstanding foreign currency exchange derivative financial instruments, not designated as accounting hedging instruments, were $22.4 million and $17.6 million, respectively, and were used to reduce foreign currency exposures of the NIS, Euro and GBP. With respect to such derivatives, losses of $337 thousands and gains of $366 thousand and $86 thousand were recognized under financial income (expense), net for the years ended December 31, 2018, 2019 and 2020, respectively. Such gains and losses partially offset the revaluation impact of the balance sheet items, which are also recognized under financial income (expense), net.

	Balance sheet location	Notional Amount	Fair Value
		December 31, 2020	December 31, 2020
		(U.S. $ in thousands)
Assets derivatives - Foreign currency exchange contracts	Other current assets	$8,796	$295
Liability derivatives - Foreign currency exchange contracts	Other accounts payables	$8,796	$8

	Balance sheet location	Notional Amount	Fair Value
		December 31, 2019	December 31, 2019
		(U.S. $ in thousands)
Assets derivatives - Foreign currency exchange contracts	Other current assets	$11,185	$81
Liability derivatives - Foreign currency exchange contracts	Other accounts payables	$11,185	$7